     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 1, 2012

                                                FILE NOS. 333-143407; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 13                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 50                                             [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:   As soon as practicable after
the effective date of this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                       SUPPLEMENT DATED JUNE 1, 2012 TO

                       PROSPECTUS DATED MAY 1, 2012 FOR

                      FLEXIBLE PURCHASE PAYMENT VARIABLE
                          DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund (the "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.

Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the Portfolio in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:

                                                                                        ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
TRUST                                           the preservation of capital and the
                                                maintenance of liquidity by investing
                                                exclusively in high quality money
                                                market instruments.
                    ---------------------------------------------------------------------------------------------------

48928 SUPPA 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS


                            SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                            --------------------------------------------------------------------------
AIM VARIABLE INSURANCE      INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.
FUNDS (INVESCO VARIABLE     SERIES I SHARES
INSURANCE FUNDS)
                            --------------------------------------------------------------------------
                            INVESCO V.I. INTERNATIONAL         Long-term growth of capital.
                            GROWTH FUND -- SERIES II SHARES
                            --------------------------------------------------------------------------
                            INVESCO VAN KAMPEN V.I.            Seeks capital growth and income
                            COMSTOCK FUND -- SERIES II SHARES  through investments in equity securities, including common stocks,
                                                               preferred stocks and securities
                                                               convertible into common and preferred
                                                               stocks.
                            --------------------------------------------------------------------------
ALLIANCEBERNSTEIN           ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
VARIABLE PRODUCTS SERIES    VALUE PORTFOLIO -- CLASS B
FUND, INC.
                            --------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                            GROWTH PORTFOLIO -- CLASS B
                            --------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE   VP INFLATION PROTECTION FUND --    The fund pursues long-term total
PORTFOLIOS II, INC.         CLASS II                           return using a strategy that seeks to
                                                               protect against U.S. inflation.
                            --------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES   BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation and,
FUNDS, INC.                 FUND -- CLASS III SHARES           secondarily, income.

                            --------------------------------------------------------------------------
                            BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                            FUND -- CLASS III SHARES


                            --------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE     COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I           MARSICO GROWTH FUND -- CLASS 1     capital.
                            (FORMERLY, COLUMBIA MARSICO
                            GROWTH FUND, VARIABLE SERIES --
                            CLASS A)
                            --------------------------------------------------------------------------
                            COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                            MARSICO INTERNATIONAL              capital.
                            OPPORTUNITIES FUND -- CLASS 2
                            (FORMERLY, COLUMBIA MARSICO
                            INTERNATIONAL OPPORTUNITIES FUND,
                            VARIABLE SERIES -- CLASS B)
                            --------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST  VT FLOATING-RATE INCOME FUND       To provide a high level of current
                                                               income.
                            --------------------------------------------------------------------------
FEDERATED INSURANCE SERIES  FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                            SERVICE SHARES


                            --------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.


------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock International Limited)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Marsico Capital Management, LLC)


------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Marsico Capital Management, LLC)



------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
------------------------------------------------------------------------
Seeks capital appreciation.            Federated Equity Management
     Company of Pennsylvania
                                       (subadvised by Federated Global
                                       Investment Management Corp.)
------------------------------------------------------------------------


                             SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                             -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE         VIP CONTRAFUND(R) PORTFOLIO --    Seeks long-term capital appreciation.
INSURANCE PRODUCTS FUND      SERVICE CLASS 2










                             -----------------------------------------------------------------------------
                             VIP EQUITY-INCOME PORTFOLIO --    Seeks reasonable income. The fund
                             SERVICE CLASS 2                   will also consider the potential for
                                                               capital appreciation. The fund's goal is
                                                               to achieve a yield which exceeds the
                                                               composite yield on the securities
                                                               comprising the S&P 500(R) Index.
                             -----------------------------------------------------------------------------
                             VIP FUNDSMANAGER(R) 50%           The fund seeks high total return.
                             PORTFOLIO -- SERVICE CLASS 2
                             -----------------------------------------------------------------------------
                             VIP FUNDSMANAGER(R) 60%           The fund seeks high total return.
                             PORTFOLIO -- SERVICE CLASS 2
                             -----------------------------------------------------------------------------
                             VIP GROWTH OPPORTUNITIES          The fund seeks to provide capital
                             PORTFOLIO -- SERVICE CLASS 2      growth.




                             -----------------------------------------------------------------------------
                             VIP GROWTH STOCK PORTFOLIO --     The fund seeks capital appreciation.
                             SERVICE CLASS 2
                             -----------------------------------------------------------------------------
                             VIP INVESTMENT GRADE BOND         Seeks as high a level of current income
                             PORTFOLIO -- SERVICE CLASS 2      as is consistent with the preservation of
                                                               capital.

                             -----------------------------------------------------------------------------
                             VIP MID CAP PORTFOLIO -- SERVICE  Seeks long-term growth of capital.
                             CLASS 2

                             -----------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE  MUTUAL SHARES SECURITIES FUND --  Seeks capital appreciation, with
INSURANCE PRODUCTS TRUST     CLASS 2 SHARES                    income as a secondary goal. The fund
                                                               normally invests primarily in U.S. and
                                                               foreign equity securities that the
                                                               manager believes are undervalued.
                             -----------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.   REAL ESTATE SECURITIES FUND --    Seeks maximum total return through
                             CLASS 1 SHARES                    current income and capital
                                                               appreciation.
                             -----------------------------------------------------------------------------
                             TOTAL RETURN FUND --              Seeks the highest total return,
                             CLASS 3 SHARES                    composed of current income and
                                                               capital appreciation, as is consistent
                                                               with prudent investment risk.



                             -----------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Fidelity Management & Research
 Company (FMR) (subadvised by
                                           FMR Co., Inc. (FMRC), Fidelity
                                           Research & Analysis Company
                                           (FRAC), Fidelity Management &
                                           Research (U.K.) Inc. (FMR U.K.),
                                           Fidelity International Investment
                                           Advisors (FIIA), Fidelity
                                           International Investment Advisors
                                           (U.K.) Limited (FIIA(U.K.)L), and
                                           Fidelity Investments Japan Limited
                                           (FIJ))
------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
The fund seeks high total return.          Strategic Advisers, Inc.

------------------------------------------------------------------------------
The fund seeks high total return.          Strategic Advisers, Inc.

------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
------------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
          U.K., FMR H.K., and FMR Japan)
------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by Fidelity
as is consistent with the preservation of  Investments Money Management,
capital.                                   Inc. (FIMM), FRAC, FIIA and
                                           FIIA(U.K.)L)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
          FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C. (for small-cap equity
                                           investments only))
------------------------------------------------------------------------------


                        SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                        ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET         Seeks to maximize current income to
INSURANCE TRUST         FUND -- SERVICE SHARES             the extent consistent with the
                                                           preservation of capital and the
                                                           maintenance of liquidity by investing
                                                           exclusively in high quality money
                                                           market instruments.
                        ------------------------------------------------------------------------------
JANUS ASPEN SERIES      FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                        ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    OPPENHEIMER GLOBAL SECURITIES      The Fund seeks long-term capital
ACCOUNT FUNDS           FUND/VA -- SERVICE SHARES          appreciation by investing a substantial
                                                           portion of its assets in securities of
                                                           foreign issuers, "growth type"
                                                           companies, cyclical industries and
                                                           special situations that are considered to
                                                           have appreciation possibilities.
                        ------------------------------------------------------------------------------
                        OPPENHEIMER MAIN STREET            The Fund seeks high total return.
                        FUND/VA -- SERVICE SHARES
                        ------------------------------------------------------------------------------
                        OPPENHEIMER MAIN STREET SMALL      The Fund seeks capital appreciation.
                        CAP FUND/VA -- SERVICE SHARES
                        ------------------------------------------------------------------------------
PIMCO VARIABLE          HIGH YIELD PORTFOLIO --            Seeks maximum total return,
INSURANCE TRUST         ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                           and prudent investment management.
                        ------------------------------------------------------------------------------
                        LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                        PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                        SHARES                             and prudent investment management.
                        ------------------------------------------------------------------------------
                        LOW DURATION PORTFOLIO --          Seeks maximum total return,
                        ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                           and prudent investment management.
                        ------------------------------------------------------------------------------
                        TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                        ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                           and prudent investment management.
                        ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES   NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
FUND                    CLASS II SHARES

                        ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
------------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
------------------------------------------------------------------------------
The Fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
------------------------------------------------------------------------------
The Fund seeks high total return.          OppenheimerFunds, Inc.

------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OppenheimerFunds, Inc.

------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
 (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

   Part A and Part B of Post-Effective Amendment No. 12 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2012, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 13 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)      Resolution of Board of Directors of GE Life and Annuity Assurance
             Company authorizing the establishment of GE Life & Annuity Separate
             Account 7. Previously filed on April 20, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity
             Separate Account 2, Registration No. 333-133425.

 (1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name of GE Life and Annuity
             Assurance Company to Genworth Life and Annuity Insurance Company.
             Previously filed on April 20, 2006 with the Initial Registration
             Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
             Registration No. 333-133425.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between Genworth Life and Annuity Insurance
             Company and Capital Brokerage Corporation. Previously filed on
             September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (3)(b)      Dealer Sales Agreement. Previously filed on September 13, 2002 with
             Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)   Form of Contract. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)  Genworth Life and Annuity Insurance Company Guarantee Account
             Endorsement. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)  Waiver of Surrender Charge -- Terminal Illness or Confinement to a
             Medical Care Facility Endorsement P5428 01/09. Previously filed on
             March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 2, Registration No.
             333-143407.

 (4)(a)(v) Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
             & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(a)(vii) Roth IRA Endorsement P5363 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 2, Registration No. 333-143407.


 (4)(b)(i)     Guaranteed Minimum Withdrawal Benefit for Life Rider P5423 01/09 and
               P5423DB 01/09. Previously filed on March 6, 2009 with Post-Effective
               Amendment No. 2 to Form N-4 for Genworth Life & Annuity VA Separate
               Account 2, Registration No. 333-143407.

 (4)(b)(ii)(a) Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
               & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(ii)(b) Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(i)     Annual Step-Up Benefit Rider P5429 01/09. Previously filed on March
               6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(ii)    Rollup Death Benefit Rider P5430 01/09. Previously filed on March 6,
               2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(iii)   Earnings Protector Death Benefit Rider P5431 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (4)(d)        Joint Owner and Annuitant Endorsement P5425 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (5)           Form of Application. Previously filed on July 26, 2006 with
               Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
               VA Separate Account 2, Registration No. 333-134457.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-31172.

 (7)           Reinsurance Agreements. Previously filed on April 26, 2010 with
               Post-Effective Amendment No. 8 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 2, Registration No. 333-143407.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (8)(a)(ii)    First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-47732.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and GE Life and Annuity Assurance Company.
               Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 033-76334.


 (8)(b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Post-Effective Amendment No. 9 to Form
           N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 033-76334.

 (8)(c)    Reserved.

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Reserved.

 (8)(f)    Reserved.

 (8)(g)    Reserved.

 (8)(h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-133425.

 (8)(i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 20, 2007, with Pre-Effective Amendment No.
           1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(j)    Reserved.

 (8)(k)    Reserved.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(m)    Reserved.

 (8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

 (8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.


 (8)(r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

 (8)(s)    Reserved.

 (8)(t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-47732.

 (8)(u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(u)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 20, 2007, with
           Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
           VA Separate Account 2, Registration No. 333-140575.

 (8)(v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-140575.

 (8)(w)    Reserved.

 (8)(x)    Reserved.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (8)(z) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 26, 2012 with Post-Effective Amendment No. 12 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2012 with Post-Effective Amendment No. 12 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-143407.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13)(a)   Power of Attorney. Previously filed on April 27, 2011 with
           Post-Effective Amendment No. 10 and on October 14, 2011 with
           Post-Effective Amendment No. 11 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

     (b)   Power of Attorney. Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Thomas M. Stinson       Director, Chairman of the Board, President and Chief
                        Executive Officer
Paul A. Haley           Director, Senior Vice President and Chief Actuary
Daniel J. Sheehan, IV   Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan      Director
John G. Apostle, II(1)  Vice President and Chief Compliance Officer
Thomas E. Duffy         Senior Vice President, General Counsel and Secretary
Amy R. Corbin           Director, Senior Vice President and Chief Financial Officer
James H. Reinhart       Senior Vice President
Patrick B. Kelleher     Senior Vice President
Jac J. Amerell          Vice President and Controller
Gary T. Prizzia(1)      Treasurer


The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS

   There were 2,397 owners of Qualified Contracts and 1,938 owners of Non-Qualified Contracts as of March 10, 2012.

ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)

       NAME                ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
       ----                 -------          --------------------------------------
Scott R. Reeks...... 6620 W. Broad St.     President and Chief Executive Officer
                     Richmond, VA 23230
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
Elizabeth M. O'Brien 6610 W. Broad St.     Director
                     Richmond, VA 2320
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
Martin P. Klein..... 6610 W. Broad St.     Senior Vice President
                     Richmond, VA 23230
Scott E. Wolfe...... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer
Vidal J. Torres, Jr. 6610 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230
Jac J. Amerell...... 6610 W. Broad St.     Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street  Treasurer
                     Richmond, VA 23230
Linda C. Bagnell     6610 W. Broad St.     Financial & Operations Principal
                     Richmond, VA 23230

   (c)

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     9.9%    $5.9 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 1st day of June, 2012.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                     (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   BY:  GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           NAME                              TITLE                      DATE
            ----                             -----                      ----

  /s/  THOMAS M. STINSON*    Director, Chairman of the Board,       June 1, 2012
----------------------------   President and Chief Executive
     THOMAS M. STINSON         Officer

/s/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice President and    June 1, 2012
----------------------------   Chief Investment Officer
   DANIEL J. SHEEHAN, IV

    /s/  PAUL A. HALEY       Director, Senior Vice President and    June 1, 2012
----------------------------   Chief Actuary
       PAUL A. HALEY

 /S/  GREGORY S. KARAWAN*    Director                               June 1, 2012
----------------------------
    GREGORY S. KARAWAN

    /S/  AMY R. CORBIN*      Director, Senior Vice President and    June 1, 2012
----------------------------   Chief Financial Officer
       AMY R. CORBIN

   /S/  JAC J. AMERELL*      Vice President and Controller          June 1, 2012
----------------------------
      JAC J. AMERELL



*By:  /s/  PAUL A. HALEY   , pursuant to Power of Attorney             June 1, 2012
      -------------------    executed on April 1, 2011, October 11,
         PAUL A. HALEY       2011 and May 25, 2012